Sprott Funds Trust

Sprott Gold Equity Fund

Incorporated herein by reference is the definitive version of the supplement for Sprott Gold Equity Fund pursuant to Rule 497(c) under the Securities Act of 1933, as amended, as originally filed on January 17, 2020 (SEC Accession No. 0001193125-20-010183).